LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES
(9)	LEASES

The primary leases that the Group entered into were for training centers and office spaces. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

As of December 31, 2024, the Company has 25 operating leases for training center and office spaces with remaining terms expiring from 2 through 54 months and a weighted average remaining lease term of 3.55 years. As of December 31, 2025, the Company has 28 operating leases for training center and office spaces with remaining terms expiring from 1 through 42 months and a weighted average remaining lease term of 2.38 years. Weighted average discount rates used in the calculation of the lease liability is 6.38%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Company would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

Operating lease costs for the years ended December 31, 2023, 2024 and 2025 were RMB 18,600,344, RMB 19,889,910 and RMB 20,346,914, respectively, which excluded cost of short-term contracts. Short-term lease expense, with a lease term of 12 months or less, for the years ended December 31, 2023, 2024 and 2025 were RMB 3,412,129, RMB 3,950,259 and RMB 1,413,635, respectively. There were no variable lease costs or sublease income for leased assets for the years ended December 31, 2023, 2024 and 2025.

The impact of ASC 842 on the consolidated balance sheets as of December 31, 2024 and 2025 was as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Operating leases:
Right-of-use assets	35,907,761	30,638,920
Lease liabilities-current	18,085,643	15,303,799
Lease liabilities-non-current	17,120,842	14,617,119
Total for lease liabilities	35,206,485	29,920,918

Maturities of lease liabilities under non-cancellable leases as of December 31, 2025 are as follows:

Operating leases
RMB
2026	15,706,609
2027	10,965,141
2028	5,101,789
2029	377,318
2030	—
Total undiscounted lease payments	32,150,857
Less: Imputed interest	(2,229,939)
Total lease liabilities	29,920,918